Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Net loss	$ (106,900,000)	$ (8,900,000)	$ (6,100,000)
Foreign currency translation adjustments, net of tax	(1,000,000)	(2,200,000)	(4,600,000)
Net unrealized gain (loss) on cash flow hedges, net of tax	(3,800,000)	93,500,000	117,200,000
Comprehensive income (loss)	(111,700,000)	82,400,000	106,500,000
Less: Comprehensive loss attributable to noncontrolling interests	13,400,000	8,600,000	17,200,000
Comprehensive income (loss) attributable to Parent	$ (98,300,000)	$ 91,000,000	$ 123,700,000